Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and deferred portions of income tax expense
Current income tax expenses	$ (36,510)	$ (35,550)	$ (15,209)
Deferred income tax (expenses) benefit	1,935	9,805	(12,616)
Income tax expenses	$ (34,575)	$ (25,745)	$ (27,825)